UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard GNMA Fund	Coupon	Maturity Date		Face Amount (000)	Market Value (000)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS (99.4%)

Government National Mortgage Assn	4.50%	5/15/2033-9/16/2037	(1)	$91,133	$89,710
Government National Mortgage Assn	5.00%	11/20/2032-12/2/2038	(1)	4,007,291	4,028,834
Government National Mortgage Assn	5.50%	3/15/2013-11/2/2038	(1)	9,104,750	9,336,770
Government National Mortgage Assn	6.00%	8/15/2016-9/16/2038	(1)	6,204,228	6,472,057
Government National Mortgage Assn	6.50%	6/15/2008-11/2/2038	(1)	2,281,522	2,420,017
Government National Mortgage Assn	7.00%	4/15/2007-9/16/2036	(1)	888,481	954,385
Government National Mortgage Assn	7.25%	12/15/2026-2/16/2031	(1)	357	387
Government National Mortgage Assn	7.50%	6/15/2005-10/16/2035	(1)	359,379	390,277
Government National Mortgage Assn	7.75%	2/16/2031	(1)	407	442
Government National Mortgage Assn	8.00%	9/15/2005-8/16/2035	(1)	153,110	169,040
Government National Mortgage Assn	8.25%	4/15/2006-7/16/2012	(1)	548	604
Government National Mortgage Assn	8.50%	3/15/2005-6/16/2032	(1)	32,140	36,058
Government National Mortgage Assn	9.00%	9/15/2008-2/16/2027	(1)	25,936	29,370
Government National Mortgage Assn	9.25%	9/15/2016-8/16/2021	(1)	117	136
Government National Mortgage Assn	9.50%	7/15/2009-7/16/2026	(1)	12,465	14,289
Government National Mortgage Assn	10.00%	7/20/2014-8/21/2022	(1)	209	242
Government National Mortgage Assn	11.00%	7/15/2010-2/21/2020	(1)	67	81
Government National Mortgage Assn	11.25%	9/20/2015-2/21/2020	(1)	51	58
Government National Mortgage Assn	11.50%	1/15/2013-11/21/2019	(1)	175	205
Government National Mortgage Assn	12.00%	1/15/2013-1/21/2020	(1)	197	232
Government National Mortgage Assn	12.50%	12/20/2013-7/21/2019	(1)	91	112
Government National Mortgage Assn	13.00%	1/15/2011-1/21/2019	(1)	113	135
Government National Mortgage Assn	13.50%	5/15/2010-12/16/2018	(1)	47	58
Government National Mortgage Assn	14.00%	6/16/2015-3/16/2016	(1)	29	35
Government National Mortgage Assn	15.00%	5/16/2016	(1)	24	29

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION OBLIGATIONS
(Cost $23,530,693)					23,943,563

TEMPORARY CASH INVESTMENTS (7.3%)
Repurchase Agreements
ABN Amro
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $190,029,000,
collateralized by Federal Home Loan Bank, 2.875%, 9/15/2006; Federal Home Loan
Mortgage Corp., 6.50%-10.50%, 8/1/2021-5/1/2032; Federal National Mortgage Assn.,
4.50%-7.84%, 8/1/2010-11/1/2023)				190,000	190,000

Bank of America
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $491,576,000,
collateralized by Federal National Mortgage Assn.,
5.00-5.50%, 3/1/2034-5/1/2034)				491,500	491,500

Credit Suisse First Boston
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $202,231,000,
collateralized by Federal Home Loan Mortgage Corp.,
1.875%-5.75%, 2/15/2006-1/15/2012)				202,200	202,200

Goldman Sachs & Co.
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $449,570,000,
collateralized by Federal Home Loan Mortgage Corp., 5.00%, 5/1/2034;
Federal National Mortgage Assn., 5.50%-6.00%, 1/1/2033-11/1/2034)				449,500	449,500

Citigroup Global Markets
1.86%, 11/1/2004
(Dated 10/29/2004, Repurchase Value $423,866,000,
collateralized by Federal Home Loan Mortgage Assoc., 4.00%-10.5%, 1/1/2008-
10/1/2034; Federal National Mortgage Assn., 4.00%-8.00%, 1/1/2007-9/1/2034)				423,800	423,800

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,757,000)					1,757,000

TOTAL INVESTMENTS (106.7%)
(Cost $25,287,693)					25,700,563

OTHER ASSETS AND LIABILITIES-NET (-6.7%)					(1,615,922)

NET ASSETS (100%)					$24,084,641

(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $25,287,693,000. Net unrealized appreciation of investment securities for tax purposes was $412,870,000, consisting of unrealized gains of $461,722,000 on securities that had risen in value since their purchase and $48,852,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.